Deposit for an Acquisition (Details) - Ohmyhome Property, Inc [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Jul. 03, 2023 SGD ($)	Jul. 03, 2023 USD ($)
Deposit for an Acquisition [Line Items]
Outstanding amounts			$ 618,286
Interest rate			5.00%
Debt purchased				$ 2,686,340	$ 1,986,288
Deposit		$ 3,920,925
Maximum [Member]
Deposit for an Acquisition [Line Items]
Repayment term	1 year
Minimum [Member]
Deposit for an Acquisition [Line Items]
Repayment term	14 days